UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Institutional Portfolio
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq. Legg
Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 28, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

[INSERT SHAREHOLDER REPORT]

Schedule of Investments (February 28, 2006) (unaudited)

PRIME CASH RESERVES PORTFOLIO

Face Amount	Security	Value

Commercial Paper(a) — 62.7%
$50,000,000	Amstel Funding Corp., 4.288% due 4/13/06 (b)	$49,749,167
75,000,000	ANZ National (International) Ltd., 4.032% due 3/14/06 (b)	74,893,292
	Aquinas Funding LLC:
50,000,000	4.561% due 4/20/06 (b)	49,686,806
50,000,000	4.527% due 5/23/06 (b)	49,489,320
50,000,000	4.604% due 6/13/06 (b)	49,350,000
52,588,000	Atlantic Asset Securitization Corp., 4.500% due 3/27/06 (b)	52,418,988
	Atlantis One Funding Corp.:
43,329,000	4.232% due 3/15/06 (b)	43,258,903
60,000,000	4.500% due 5/15/06 (b)	59,450,000
60,000,000	Atomium Funding Corp., 4.654% due 6/27/06 (b)	59,103,200
	Bank of Ireland:
50,000,000	4.021% due 3/15/06 (b)	49,923,583
30,000,000	4.510% due 5/23/06 (b)	29,694,975
	Bavaria Corp.:
70,906,000	4.554% due 3/2/06 (b)	70,897,038
100,000,000	4.558% due 3/9/06 (b)	99,898,889
140,465,000	Beethoven Funding Corp., 4.545% due 3/22/06 (b)	140,093,821
200,000,000	Berkeley Square Finance LLC, 4.535% due 3/3/06 (b)	199,949,667
59,840,000	Centrica PLC, 4.639% due 6/29/06	58,934,421
60,000,000	Chesham Finance LLC, 4.560% due 3/27/06 (b)	59,803,700
	Cheyne Finance LLC:
50,000,000	4.772% due 8/1/06 (b)	49,009,750
50,000,000	3.968% due 3/13/06 (b)	49,935,167
	Cobbler Funding LLC:
54,873,000	4.500% due 3/10/06 (b)	54,811,885
32,549,000	4.502% due 3/15/06 (b)	32,492,609
100,000,000	4.671% due 4/25/06 (b)	99,292,639
	Credit Suisse FB USA Inc.:
25,000,000	4.255% due 3/21/06 (b)	24,941,945
60,000,000	4.639% due 6/19/06 (b)	59,165,833
	Cullinan Finance Corp.:
43,306,000	3.955% due 4/21/06 (b)	43,069,188
50,000,000	4.602% due 6/13/06 (b)	49,348,556
90,000,000	Curzon Funding LLC, 4.533% due 3/1/06 (b)	90,000,000
78,092,000	Depfa Bank PLC, 4.710% due 7/10/06 (b)	76,997,293
30,000,000	Depfa Bank PLC, 4.529% due 5/18/06	29,713,350
60,000,000	Fenway Funding LLC, 4.591% due 3/10/06 (b)	59,931,450
50,000,000	Fountain Square Commercial Funding, 4.497% due 4/25/06 (b)	49,662,743
	General Electric Capital Corp.:
50,000,000	3.926% due 3/2/06	49,994,653
50,000,000	4.526% due 6/7/06	49,399,750
60,000,000	Giro Balanced Funding Corp., 4.661% due 4/28/06 (b)	59,554,367
100,000,000	Grampian Funding LLC, 4.040% due 3/21/06 (b)	99,780,000
50,000,000	Greyhawk Funding LLC, 4.237% due 4/3/06 (b)	49,809,792

See Notes to Financial Statements.

22	Prime Cash Reserves Portfolio 2006 Semi-Annual Report

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Security	Value

Commercial Paper(a) — 62.7% (continued)
$49,000,000	Harrier Finance Funding US LLC, 4.754% due 5/22/06 (b)	$48,475,428
57,198,000	Liberty Harbour CDO Inc., 4.581% due 3/9/06 (b)	57,140,039
80,000,000	Main Street Warehouse Funding, 4.587% due 3/24/06 (b)	79,766,422
50,000,000	Mica Funding LLC, 4.566% due 3/28/06 (b)	49,829,375
	Morrigan Funding LLC:
50,000,000	4.576% due 3/13/06 (b)	49,924,000
100,000,000	4.561% due 3/15/06 (b)	99,823,056
50,000,000	Natexis Banques Populaires US Finance Co., LLC, 4.999% due 11/17/06	48,252,750
	New Center Asset Trust:
60,000,000	4.505% due 4/24/06	59,601,300
60,000,000	4.602% due 6/12/06	59,225,783
43,405,000	Nieuw Amsterdam Receivables Corp., 4.610% due 6/9/06 (b)	42,860,026
125,000,000	Nyala Funding LLC, 4.566% due 4/17/06 (b)	124,257,628
60,000,000	Ormond Quay Funding LLC, 4.566% due 3/27/06 (b)	59,802,833
55,000,000	Perry Global Funding LLC, 4.763% due 6/12/06 (b)	54,261,976
	Polonius Inc.:
29,257,000	4.264% due 3/20/06 (b)	29,192,302
61,110,000	4.598% due 5/23/06 (b)	60,474,575
50,000,000	Rabobank USA Finance Corp., 4.519% due 5/15/06	49,538,542
91,599,000	Regency Markets No. 1 LLC, 4.556% due 3/24/06 (b)	91,333,312
75,000,000	Saint Germain Holdings Inc., 4.506% due 3/24/06 (b)	74,785,813
100,000,000	Santander Cent Hisp LLC, 4.506% due 6/1/06	98,877,089
50,000,000	Scaldis Capital LLC, 4.161% due 3/20/06 (b)	49,892,333
	Solitaire Funding LLC:
45,807,000	4.602% due 5/23/06 (b)	45,328,584
50,000,000	4.691% due 7/21/06 (b)	49,095,736
50,000,000	Spintab AB, 3.903% due 3/3/06	49,989,361
50,000,000	Stanfield Victoria Funding LLC, 4.741% due 7/28/06 (b)	49,041,847
50,000,000	Strand Capital LLC, 4.003% due 3/1/06 (b)	50,000,000
	Tasman Funding Inc.:
51,750,000	4.556% due 3/27/06 (b)	51,580,318
50,000,000	4.498% due 3/31/06 (b)	49,814,583
25,000,000	UBS Finance Delaware LLC, 4.271% due 3/17/06	24,953,333
100,000,000	Westpac Banking Corp., 4.605% due 6/15/06 (b)	98,673,528
50,000,000	White Pine Finance LLC, 4.551% due 4/6/06 (b)	49,775,500

	Total Commercial Paper	4,079,074,112

Liquidity Notes(a)(b) — 6.7%
	Albis Capital Corp.:
26,000,000	4.545% due 3/13/06	25,960,913
50,000,000	4.614% due 3/24/06	49,853,695
50,578,000	Brahms Funding Corp., 4.587% due 3/24/06	50,430,326
100,000,000	KKR Pacific Funding Trust, 4.578% due 3/20/06	99,759,333
	Monument Gardens Funding LLC:
50,000,000	4.507% due 3/16/06	49,907,083
50,000,000	4.501% due 3/20/06	49,882,570
60,000,000	Park Granada LLC, 4.514% due 3/20/06	59,858,133

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2006 Semi-Annual Report	23

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Security	Value

Liquidity Notes(a)(b) — 6.7% (continued)
$50,273,000	Stratford Receivables Co., LLC, 4.524% due 3/7/06	$50,235,295

	Total Liquidity Notes	435,887,348

Master Note — 1.5%
100,000,000	Morgan Stanley, 4.763% due 3/1/06	100,000,000

Medium Term Notes(b)(c) — 12.1%
100,000,000	K2 USA LLC, 4.570% due 3/2/06	99,999,617
125,000,000	LINKS Finance LLC, 4.570% due 3/2/06	124,999,519
110,000,000	Premier Asset Collateralized Entity LLC, 4.570% due 3/2/06	109,995,406
100,000,000	Rathgar Capital U.S. Corp., 4.575% due 3/2/06	99,999,027
60,000,000	Sigma Finance Inc., 4.570% due 3/2/06	60,000,000
	Stanfield Victoria Finance LLC:
50,000,000	4.580% due 3/2/06	49,999,741
50,000,000	4.541% due 3/27/06	49,996,929
100,000,000	Whistlejacket Capital Ltd., 4.570% due 3/2/06	99,994,148
90,000,000	White Pine Finance LLC, 4.570% due 3/2/06	89,994,579

	Total Medium Term Notes	784,978,966

Promissory Note — 1.2%
75,000,000	Goldman Sachs Group Inc., 4.700% due 3/2/06 (c)	75,000,000

Time Deposits — 15.7%
250,000,000	Deutsche Bank AG NY, 4.531% due 3/1/06	250,000,000
310,865,000	Key Bank USA NA, 4.500% due 3/1/06	310,865,000
230,000,000	National City Bank Kentucky, 4.531% due 3/1/06	230,000,000
230,000,000	U.S. Bank NA Cincinnati, 4.500% due 3/1/06	230,000,000

	Total Time Deposits	1,020,865,000

	TOTAL INVESTMENTS — 99.9%
	(Cost — $6,495,805,426#)	6,495,805,426
	Other Assets in Excess of Liabilities - 0.1%	3,821,944

	TOTAL NET ASSETS — 100.0%	$6,499,627,370

(a)	Rates shown reflect the yield to maturity on date of purchase.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2006. Maturity date shown is the date of the next coupon rate reset or actual maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24	Prime Cash Reserves Portfolio 2006 Semi-Annual Report

Prime Cash Reserves Portfolio

Statement of Assets and Liabilities February 28, 2006 (unaudited)

ASSETS:
Investments, at amortized cost	$6,495,805,426
Cash	907
Interest receivable	4,489,653

Total Assets	6,500,295,986

LIABILITIES:
Investment management fee payable	328,285
Trustees’ fees payable	111,354
Accrued expenses	228,977

Total Liabilities	668,616

Total Net Assets	$6,499,627,370

REPRESENTED BY:
Paid-in capital	$6,499,627,370

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2006 Semi-Annual Report	25

Prime Cash Reserves Portfolio

Statement of Operations (For the six months ended February 28, 2006) (unaudited)

INVESTMENT INCOME:
Interest (Note 1)	$118,739,663

EXPENSES:
Investment management fee (Note 2)	2,893,914
Custody and fund accounting fees	425,033
Legal fees	31,724
Audit and tax	8,633
Trustees’ fees	5,191
Shareholder reports	4,594
Miscellaneous expenses	2,045

Total Expenses	3,371,134

Less: Investment management fee waiver (Note 2)	(632,467)
Fees paid indirectly (Note 1d)	(4)

Net Expenses	2,738,663

Net Investment Income	116,001,000

Net Realized Loss on Investments	(9,047)

Increase in Net Assets From Operations	$115,991,953

See Notes to Financial Statements.

26	Prime Cash Reserves Portfolio 2006 Semi-Annual Report

Prime Cash Reserves Portfolio

Statements of Changes in Net Assets

For the six months ended February 28, 2006 (unaudited)
and the year ended August 31, 2005
	2006	2005

OPERATIONS:
Net investment income	$116,001,000	$142,727,303
Net realized loss	(9,047)	(17,009)

Increase in Net Assets From Operations	115,991,953	142,710,294

CAPITAL TRANSACTIONS:
Proceeds from contributions	13,102,273,947	25,710,312,195
Value of withdrawals	(11,925,145,670)	(25,168,907,568)

Increase in Net Assets From Capital Transactions	1,177,128,277	541,404,627

Increase in Net Assets	1,293,120,230	684,114,921
NET ASSETS:
Beginning of period	5,206,507,140	4,522,392,219

End of period	$6,499,627,370	$5,206,507,140

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2006 Semi-Annual Report	27

Prime Cash Reserves Portfolio

Financial Highlights

For the years ended August 31, unless otherwise noted:

	2006(1)		2005	2004	2003	2002(2)

Total Return(3)	2.06%		2.54%	1.07%	1.33%	2.08%

Net Assets, End of Period (millions)	$6,500		$5,207	$4,522	$2,686	$1,226

Ratios to Average Net Assets:
Gross expenses	0.12	%(4)	0.12%	0.13%	0.19%	0.20	%(4)
Net expenses(5)	0.10	(4)(6)	0.10 (6)	0.10 (6)	0.11	0.15	(4)
Net investment income	4.02	(4)	2.53	1.08	1.27	1.77	(4)

(1)	For the six months ended February 28, 2006 (unaudited).

(2)	For the period June 3, 2002 (commencement of operations) to August 31, 2002.

(3)

Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	The Portfolio’s Manager voluntarily waived a portion of its fees. Such waiver is voluntary and may be reduced or terminated at any time.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio did not exceed 0.10%.

See Notes to Financial Statements.

28	Prime Cash Reserves Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified series of Institutional Portfolio (the “Trust”). The Trust is registered under the U.S. Investment Company Act of 1940, as amended, (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2006, all investors in the Portfolio were funds advised by the manager and/or its affiliates.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

          (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

          (c) Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (d) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2.	Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Portfolio’s investment manager, Citi Fund Management Inc. (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, became a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Portfolio’s exist-

Prime Cash Reserves Portfolio 2006 Semi-Annual Report	29

Notes to Financial Statements (unaudited) (continued)

ing investment management contract to terminate. The Portfolio’s investors approved a new investment management contract between the Portfolio and the Manager, which became effective on December 27, 2005. An interim management agreement took effect upon the closing of the sale and continued in effect until December 27, 2005.

          Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

          Prior to December 1, 2005, and under the new Investment Management agreement the Portfolio paid the Manager a fee calculated at an annual rate of 0.10% of the Portfolio’s average daily net assets.

          During the six months ended February 28, 2006, the Portfolio had a voluntary expense limitation in place of 0.10%. As a result, during the six months ended February 28, 2006, the Manager waived a portion of its management fee amounting to $632,467. Such waiver is voluntary and can be terminated at any time at the discretion of the Manager.

          The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receives remuneration for their services to the Portfolio from the Manager or its affiliates.

          Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

          The Trust has adopted a Retirement Plan (the “Plan”), for all Trustees who are not “interested persons” of the Trust, within the meaning of the 1940 Act. Under the Plan, each Trustee is required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with the Manager for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the Plan. In addition, two other former Trustees elected to receive a lump sum payment under the Plan. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2006 was $104,601.

3.	Investments

During the six months ended February 28, 2006, the aggregate cost of purchases, maturities and proceeds from sales of investments were as follows:

Purchases	$125,055,014,130

Sales	123,839,096,217

30	Prime Cash Reserves Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4.	Regulatory Matters

          On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Portfolio’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

          The order also required that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been

Prime Cash Reserves Portfolio 2006 Semi-Annual Report	31

Notes to Financial Statements (unaudited) (continued)

required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Portfolio’s Board selected a new transfer agent for the Portfolio. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

          This Portfolio is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore has not received and will not receive any portion of the distributions.

5.	Legal Matters

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGMI and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 4. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

6.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”), each an affiliate of the Manager, that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Sections 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          Although there can be no assurance, SBFM and SBAM believe that this matter is not likely to have a material adverse effect on the Fund or SBFM’s and SBAM’s ability to perform investment management services relating to the Fund.

32	Prime Cash Reserves Portfolio 2006 Semi-Annual Report

Board Approval of Management Agreement (unaudited)

On December 1, 2005, Citigroup Inc. completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), which includes the Manager, to Legg Mason, Inc. in exchange for the broker-dealer and investment banking businesses of Legg Mason and certain other considerations (the “Transaction”). The consummation of the Transaction resulted in the automatic termination of the Portfolio’s management agreement in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”).

          Prior to the closing of the Transaction, the Portfolio’s Board approved a new management agreement between the Portfolio and the Manager (the “New Management Agreement”) and authorized the Portfolio’s officers to submit the New Management Agreement to investors for their approval. Portfolio investors were sent notice of the meeting in September, 2005. Investors also received information that included the factors the Board considered in approving the New Management Agreement. These factors are set forth below.

          While investor approval of the New Management Agreement was being sought, the Portfolio’s Board, at a meeting held in person on November 21, 2005 and as discussed in more detail below, approved an interim management agreement for the Portfolio. The interim management agreement took effect upon the closing of the Transaction and continued in effect until investor approval of the New Management Agreement was obtained. This approval was obtained on December 27, 2005. The factors considered by the Portfolio’s Board in approving the interim management agreement also are set forth below.

          On July 11, 2005, members of the Board discussed with CAM management and certain senior Legg Mason representatives the Transaction and Legg Mason’s general plans and intentions regarding the Portfolio, including the preservation, strengthening and growth of CAM’s business and its combination with Legg Mason’s business. Among other things, the Board Members also inquired about the plans for and anticipated roles and responsibilities of certain CAM employees and officers after the Transaction.

          At a meeting held in person on August 7, 2005, the Portfolio’s Board, including a majority of the Board Members who are not “interested persons” of the Portfolio or the Manager as defined in the 1940 Act (the “Independent Board Members”), approved the New Management Agreement. To assist the Board in its consideration of the New Management Agreement, Legg Mason provided materials and information about Legg Mason, including its financial condition and asset management capabilities and organization, and CAM provided materials and information about the Transaction between Legg Mason and Citigroup. Representatives of CAM and Legg Mason and/or Western Asset Management and its affiliates (“Western Asset”) also made presentations to and responded to questions from the Board. The Independent Board Members, through their independent legal counsel, also requested and received additional information from CAM and Legg Mason in connection with their consideration of the New Management Agreement. The additional information was provided in advance of and at the August meeting. After the presentations and after reviewing the written materials provided, the Independent Board Members met in executive session with their counsel to consider the New Management Agreement.

Prime Cash Reserves Portfolio	33

Board Approval of Management Agreement (unaudited) (continued)

          The Independent Board Members conferred separately and with their counsel about the Transaction on a number of occasions, including in connection with the July and August meetings.

          In their deliberations concerning the New Management Agreement, among other things, the Board Members considered:

(i) the automatic termination of the current management agreement upon completion of the Transaction and the need for continuity of services provided under the current management agreement;

(ii) the reputation, financial strength and resources of Legg Mason and its investment advisory subsidiaries;

(iii) that, following the Transaction, CAM will be part of an organization focused on the asset management business;

          (iv) that Legg Mason and its wholly-owned subsidiary, Western Asset, are experienced and respected asset management firms, and that Legg Mason has advised the Board Members that (a) it intends to combine the fixed income investment operations (including money market fund operations) of CAM with those of Western Asset and may also wish to combine other CAM operations with those of other Legg Mason subsidiaries; (b) after the closing of the Transaction, it will take steps to combine the investment management operations of Western Asset with the fixed income operations of the Manager, which, among other things, may involve Western Asset and the Manager sharing common systems and procedures, employees (including portfolio managers), investment and trading platforms, and other resources; (c) it is expected that these combination processes will result in changes to portfolio managers or portfolio management teams for a number of the CAM funds, subject to Board consent and appropriate notice to investors, and that, in other cases, the current portfolio managers or portfolio management teams will remain in place; and (d) in the future, it may recommend that Western Asset or other Legg Mason subsidiaries be appointed as the adviser or subadviser to some or all of the CAM funds, subject to applicable regulatory requirements;

(v) that CAM management had advised the Board that a number of portfolio managers and other key CAM personnel would be retained after the closing of the Transaction;

          (vi) that CAM management and Legg Mason have advised the Board that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Portfolio and its investors by the Manager, including compliance services;

          (vii) that under the Transaction Agreement, Citigroup and Legg Mason have agreed not to take any action that is not contemplated by the Transaction or fail to take any action that to their respective knowledge would cause any of the requirements of Section 15(f) of the 1940 Act not to be met;

(viii) the assurances from Citigroup and Legg Mason that, for a three-year period following the closing of the Transaction, Citigroup-affiliated broker-dealers will con-

34	Prime Cash Reserves Portfolio

Board Approval of Management Agreement (unaudited) (continued)

tinue to offer the Portfolio as an investment product, and the potential benefits to Portfolio investors from this and other third-party distribution access;

          (ix) the potential benefits to Portfolio shareholders from being part of a combined fund family with Legg Mason-sponsored funds, including possible economies of scale and access to investment opportunities;

(x) that Citigroup and Legg Mason would derive certain benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi) the potential effects of regulatory restrictions on the Portfolio if Citigroup-affiliated broker-dealers remain principal underwriters of the Portfolio after the closing of the Transaction;

(xii) the fact that the Portfolio’s total management fees will not increase by virtue of the New Management Agreement, but will remain the same;

          (xiii) the terms and conditions of the New Management Agreement, including the differences from the current management agreement, and the benefits of a single, uniform form of agreement covering these services;

(xiv) that the Portfolio would not bear the costs of obtaining shareholder approval of the New Management Agreement;

          (xv) that Citigroup and Legg Mason were negotiating a license arrangement that would permit the Portfolio to maintain its current name for some agreed upon time period after the closing of the Transaction; and

          (xvi) that the Board had recently performed a full annual review of the current management agreement as required by the 1940 Act.[1] In that regard, the Board’s deliberations concerning the New Management Agreement reflected its prior evaluation of relevant factors, including the nature, quality and extent of services provided, costs of services provided, profitability, fall-out benefits, fees and economies of scale and investment performance considered in connection with the approval of the current management agreement and its determination that information provided by CAM and Legg Mason management prior to and at the August meeting supported the continued appropriateness of such conclusions with respect to the New Management Agreement.

          No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the New Management Agreement, and each Board Member attributed different weight to the various factors. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board also discussed the New Management Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In light of all of the foregoing, the Board approved the New Management Agreement and authorized the Portfolio’s officers to submit the New Management Agreement to shareholders for their approval.

1	The Board’s deliberations in connection with that review were disclosed in the Fund’s annual report, a copy of which is available upon request.

Prime Cash Reserves Portfolio	35

Board Approval of Management Agreement (unaudited) (continued)

          A condition to the closing of the Transaction required that new management agreements to be approved by CAM advisory clients representing a substantial majority of investment management revenues. This condition was satisfied and the Transaction closed on December 1, 2005, prior to approval of the Portfolio’s New Management Agreement having been obtained. As noted above, prior to the closing of the Transaction, the Portfolio’s Board, at a meeting held in person on November 21, 2005, approved an interim management agreement for the Portfolio.

          In their deliberations concerning the interim management agreement, the Board Members considered that, as discussed in detail above, within the past year the Board had performed a full annual review of the current management agreement and had approved the New Management Agreement, subject to investor approval. In that regard, the Board, in its deliberations concerning the interim management agreement, met with senior representatives of CAM and Legg Mason to receive a status report on Legg Mason’s plans and intentions regarding CAM’s business and its combination with Legg Mason, including its plans for Portfolio’s portfolio management. On the basis of that report, the Board determined that its evaluation of relevant factors, including the nature, quality and extent of services provided, costs of services provided, profitability, fall out benefits, fees and economies of scale and investment performance and conclusions with respect thereto in connection with its approval of the New Management Agreement would apply to the interim agreement. However, the Board gave greatest weight to the imminent automatic termination of the current management agreement upon the completion of the Transaction and the need for continuity of the services provided there under pending investor approval of the New Management Agreement.

          In accordance with Rule 15a-4 under the 1940 Act, which regulates the use of interim management agreements, the interim management agreement for the Portfolio’s had a term no longer than 150 days. The terms of the interim management agreement approved by the Board were the same as those of the Portfolio’s management agreement that was in effect prior to the closing of the Transaction, differing only as to the effective date, the termination date and certain additional provisions required by law. Management fees paid under the interim agreement were to be held in escrow and not paid to the Manager until investors approved the New Management Agreement. By the terms of the interim management agreement, if investors did not approve the New Management Agreement, the management fees held in escrow were to be disbursed in accordance with applicable law.

36	Prime Cash Reserves Portfolio

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Investors

On December 27, 2005, a Special Meeting of Investors was held for the following purposes: 1) to approve a new management agreement and 2) to elect Trustees. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each matter voted on at the Special Meeting of Investors.*

1.	Approval of New Management Agreement

Voted For (%)**	Authority Withheld	Abstentions (%)	Broker Non-Votes

100	0	0	N/A

2.	Election of Trustee Nominees

Nominees	Votes For (%)	Authority Withheld (%)	Abstentions (%)	Broker Non-Votes

Elliot J. Berv	98	2	0	N/A
Donald M. Carlton	98	2	0	N/A
A. Benton Cocanougher	98	2	0	N/A
Mark T. Finn	98	2	0	N/A
Stephen Randolph Gross	98	2	0	N/A
Diana R. Harrington	98	2	0	N/A
Susan B. Kerley	98	2	0	N/A
Alan G. Merten	98	2	0	N/A
R. Richardson Pettit	98	2	0	N/A
R. Jay Gerken	98	2	0	N/A

*

Investment companies that are investors in the Portfolio voted for each item in proportion to votes cast by the shareholders of such investment companies at special meetings of the shareholders of such investment companies.

**	Investors in the Portfolio vote on the basis of the percentage of beneficial interests of the Portfolio that they own.

Prime Cash Reserves Portfolio	37

CitiSM Institutional Cash Reserves

TRUSTEES
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA
Chairman
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

OFFICERS
R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino
Chief Financial Officer
and Treasurer

Ted P. Becker
Chief Compliance Officer

John Chiota
Chief Anti-Money Laundering
Compliance Officer

Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER
(OF PRIME CASH
RESERVES PORTFOLIO)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

TRANSFER AGENTS
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

CUSTODIAN
State Street Bank and
     Trust Company

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, NY 10154

LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

CitiFunds Institutional Trust
CitiSM Institutional Cash Reserves

The Fund is a separate investment Fund of CitiFunds Institutional Trust, a
Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities
Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C.,
and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the Fund voted proxies relating to portfolio securi-
ties during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to deter-
mine how to vote proxies related to portfolio transactions is available (1)
without charge, upon request, by calling 1-800-625-4554, (2) on each
Fund’s website at www.leggmason.com/InvestorServices and (3) on the
SEC’s website at www.sec.gov.

This report is submitted
for the general information
of the shareholders of
CitiSM Institutional
Cash Reserves.

This report must be preceded
or accompanied by a free
prospectus. Investors should
consider the Fund’s
objective, risks, charges
and expenses carefully
before investing.
The prospectus contains this
and other important
information about the Fund.
Please read the prospectus
carefully before investing.

©2006 Legg Mason Investor
Services, LLC
Member NASD, SIPC

CFS/INS.CR/206          06-9802

Schedule of Investments (February 28, 2006) (unaudited)

INSTITUTIONAL ENHANCED PORTFOLIO

Face Amount	Security	Value

Asset-Backed Securities(a) — 30.0%
$786,501	Aegis Asset-Backed Securities Trust, Series 2004-6, Class IA1, 4.731% due 3/25/06	$786,501
5,216,886	American Home Mortgage Investment Trust, Series 2005-2, Class 5A2, 4.731% due 3/25/06	5,216,886
1,377,611	AmeriCredit Automobile Receivables Trust, Series 2005-BM, Class A2, 3.780% due 5/8/06	1,374,335
4,833,534	Banc of America Securities Auto Trust, Series 2005-WF1, Class A2, 3.890% due 7/18/06	4,819,265
4,250,000	Bayview Financial Acquisition Trust, Series 2003-G, Class A1, 5.205% due 3/28/06	4,259,278
1,291,142	Capital Auto Receivables Asset Trust, Series 2004-2, Class A1A, 3.120% due 4/17/06	1,290,639
3,267,887	CNH Equipment Trust, Series 2005-A, Class A2, 3.640% due 3/15/06	3,265,446
3,069,331	FBR Securitization Trust, Series 2005-1, Class A2, 4.845% due 3/28/06	3,069,331
957,410	Ford Credit Auto Owner Trust, Series 2005-B, Class A2, 3.780% due 3/15/06	957,410
3,105,025	Honda Auto Receivables Owner Trust, Series 2005-2, Class A2, 3.650% due 5/15/06	3,097,933
6,000,000	John Deere Owner Trust, Series 2005-A, Class A2, 3.790% due 7/17/06	5,977,188
5,583,463	Lehman XS Trust, Series 2005-2, Class 2A1A, 4.731% due 3/25/06	5,582,730
625,938	Novastar Home Equity Loan, Series 2003-2, Class A1, 4.886% due 3/25/06	626,316
1,604,017	Park Place Securities Inc., Series 2005-WHQ3, Class A2A, 4.661% due 3/25/06	1,604,017
	Popular ABS Mortgage Pass-Through Trust:
3,447,703	Series 2004-4, Class AF1, 4.831% due 3/25/06	3,448,816
1,225,444	Series 2005-2, Class AF1, 4.671% due 3/25/06	1,225,444
5,057,472	Series 2005-4, Class AV1, 4.691% due 3/25/06	5,057,472
252,842	Residential Asset Securities Corp., Series 2003-KS1, Class A2, 4.951% due 3/25/06	253,403
8,357,851	SACO I Trust, Series 2005-8, Class A1, 4.861% due 3/25/06	8,357,851
33,438	Saxon Asset Securities Trust, Series 2002-1, Class AV1, 4.831% due 3/25/06	33,396
1,464,107	Specialty Underwriting & Residential Finance, Series 2003-BC3, Class A,
	4.931% due 3/25/06	1,465,147
1,330,171	Volkswagen Auto Lease Trust, Series 2005-A, Class A2, 3.520% due 3/20/06	1,330,167
3,098,000	Whole Auto Loan Trust, Series 2003-1, Class A4, 2.580% due 3/15/06	3,039,838

	Total Asset-Backed Securities (Cost — $66,185,989)	66,138,809

Certificates of Deposit (Yankee) — 9.0%
10,000,000	BNP Paribas NY Branch, 4.130% due 5/25/06	9,984,600
10,000,000	Deutsche Bank NY, 4.250% due 8/9/06	9,966,400

	Total Certificates of Deposit (Yankee) (Cost — $20,000,000)	19,951,000

Collateralized Mortgage Obligations(a) — 2.9%
433,012	Countrywide Alternative Loan Trust, Series 2004-J13, Class 1A1, 4.881% due 3/25/06	433,012
5,855,329	Structured Asset Mortgage Investments Inc., Series 2003-AR2, Class A1,
	4.940% due 3/19/06	5,861,781

	Total Collateralized Mortgage Obligations (Cost — $6,294,793)	6,294,793

Commercial Paper(b) — 15.8%
5,000,000	Albis Capital Corp., 4.751% due 4/24/06	4,964,750
5,000,000	Fenway Funding LLC, 4.578% due 3/7/06	4,996,190
4,995,000	Foxboro Funding LTD., 4.621% due 3/1/06	4,995,000
5,000,000	Mica Funding LLC, 4.586% due 3/20/06	4,987,940
15,000,000	Stanfield Victoria Funding, 4.581% due 5/18/06	14,846,400

	Total Commercial Paper (Cost — $34,798,282)	34,790,280

See Notes to Financial Statements.

18	Institutional Enhanced Portfolio 2006 Semi-Annual Report

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Security	Value

U.S. Government & Agency Obligations — 41.8%
U.S. Government Agencies — 37.1%
	Federal Home Loan Bank (FHLB):
$5,000,000	2.875% due 8/15/06	$4,955,740
2,760,000	2.950% due 9/14/06	2,732,400
2,500,000	3.750% due 9/29/06	2,484,233
1,365,000	3.200% due 11/29/06	1,348,220
7,000,000	3.800% due 12/29/06	6,937,637
5,000,000	3.750% due 1/16/07	4,950,665
1,000,000	Series 3, 3.500% due 1/18/07	988,195
7,000,000	Series 586, 4.250% due 4/16/07	6,948,319
	Federal Home Loan Mortgage Corp. (FHLMC):
3,000,000	2.750% due 8/15/06	2,971,776
5,000,000	4.250% due 2/28/07	4,967,065
10,000,000	4.500% due 4/18/07	9,940,000
5,000,000	4.050% due 6/28/07	4,944,590
6,000,000	Reference Notes, 2.875% due 12/15/06	5,906,826
9,899,000	Discount Notes, Series RB, 4.133% due 7/25/06 (a)	9,710,919
	Federal National Mortgage Association (FNMA):
5,000,000	3.250% due 7/31/06	4,967,165
7,000,000	3.625% due 1/19/07	6,922,783

	Total U.S. Government Agencies (Cost — $82,175,796)	81,676,533

U.S. Government Obligations — 4.7%
7,500,000	U.S. Treasury Bills, 4.432% due 7/27/06	7,362,052
3,000,000	U.S. Treasury Note, 4.375% due 1/31/08	2,983,596

	Total U.S. Government Obligations (Cost — $10,360,486)	10,345,648

	Total U.S. Government & Agency Obligations (Cost — $92,536,282)	92,022,181

	TOTAL INVESTMENTS — 99.5% (Cost — $219,815,346#)	219,197,063
	Other Assets in Excess of Liabilities — 0.5%	1,146,236

	TOTAL NET ASSETS — 100.0%	$220,343,299

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2006.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Institutional Enhanced Portfolio 2006 Semi-Annual Report	19

Institutional Enhanced Portfolio

Statement of Assets and Liabilities (February 28, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $219,815,346)	$219,197,063
Cash	486
Interest receivable	1,104,430
Receivable from investment manager	503
Receivable for securities sold	85,672

Total Assets	220,388,154

LIABILITIES:
Trustees’ fees payable	11,872
Accrued expenses	32,983

Total Liabilities	44,855

Total Net Assets	$220,343,299

PRESENTED BY:
Paid-in capital	$220,343,299

See Notes to Financial Statements.

20	Institutional Enhanced Portfolio 2006 Semi-Annual Report

Institutional Enhanced Portfolio

Statement of Operations (For the six months ended February 28, 2006) (unaudited)

INVESTMENT INCOME:
Interest	$8,497,654

EXPENSES:
Investment management fee (Note 2)	212,721
Custody and fund accounting fees	51,748
Legal fees	14,234
Audit and tax	11,583
Trustees’ fees	10,991
Shareholder reports	1,298
Miscellaneous expenses	4,025

Total Expenses	306,600
Less: Investment management fee waiver (Note 2)	(206,086)
Fees paid indirectly (Note 1)	(29)

Net Expenses	100,485

Net Investment Income	8,397,169

REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Loss	(404,336)
Change in Net Unrealized Appreciation/Depreciation	(327,398)

Net Loss on Investments	(731,734)

Increase in Net Assets From Operations	$7,665,435

See Notes to Financial Statements.

Institutional Enhanced Portfolio 2006 Semi-Annual Report	21

Institutional Enhanced Portfolio

Statements of Changes in Net Assets

For the six months ended February 28, 2006 (unaudited)
and the year ended August 31, 2005

	2006	2005

OPERATIONS:
Net investment income	$8,397,169	$6,020,106
Net realized gain (loss)	(404,336)	1,688
Change in net unrealized appreciation/depreciation	(327,398)	(291,313)

Increase in Net Assets From Operations	7,665,435	5,730,481

CAPITAL TRANSACTIONS:
Proceeds from contributions	338,836,973	709,007,887
Value of withdrawals	(696,200,318)	(148,692,792)

Increase (Decrease) in Net Assets From Capital Transactions	(357,363,345)	560,315,095

Increase (Decrease) in Net Assets	(349,697,910)	566,045,576
NET ASSETS:
Beginning of period	570,041,209	3,995,633

End of period	$220,343,299	$570,041,209

See Notes to Financial Statements.

22	Institutional Enhanced Portfolio 2006 Semi-Annual Report

Institutional Enhanced Portfolio

Financial Highlights

For the years ended August 31, unless otherwise noted:

	2006	(1)	2005	2004	2003	(2)

Total Return(3)	1.51%		2.76%	1.32%	0.69%

Net Assets, End of Period (000s)	$220,343		$570,041	$3,996	$12,928

Ratios to Average Net Assets:
Gross expenses	0.14	%(4)	0.17%	1.15%	1.03	%(4)
Net expenses(5)	0.05	(4)(6)	0.05 (6)	0.10	0.10	(4)
Net investment income	3.96	(4)	3.23	1.18	1.28	(4)

Portfolio Turnover Rate	105%		124%	56%	228%

(1)	For the six months ended February 28, 2006 (unaudited).

(2)	For the period March 11, 2003 (commencement of operations) to August 31, 2003.

(3)

Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	The investment manager voluntarily waived a portion of its fees. Such waivers and expense reimbursements may be terminated at any time.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio did not exceed 0.05%.

See Notes to Financial Statements.

Institutional Enhanced Portfolio 2006 Semi-Annual Report	23

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Institutional Enhanced Portfolio (the “Portfolio”), is a separate diversified series of Institutional Portfolio (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2006, all investors in the Portfolio were funds advised by the manager and/or its affiliates.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

          (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount) adjusted for amortization of premium on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

          (c) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

          (d) Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Citi Fund Management Inc. (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, became

24	Institutional Enhanced Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s existing investment management contract to terminate. The Fund’s investors approved a new investment management contract between the Portfolio and the Manager, which became effective on December 27, 2005. An interim management agreement took effect upon the closing of the sale and continued in effect until December 27, 2005.

          Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

          Prior to December 1, 2005, the Portfolio paid the Manager a fee calculated at an annual rate of 0.10% of the Fund’s average daily net assets.

          Under the new Investment Management agreement the Portfolio will continue to pay the Manager a management fee calculated at an annual rate of 0.10% of the Fund’s average daily net assets.

          For the six months ended February 28, 2006, the Manager voluntarily waived a portion of its management fee amounting to $200,417. The Manager reimbursed expenses amounting to $5,669. Such waivers and reimbursements are voluntary and can be terminated at any time at the discretion of the Manager.

          During the six months ended February 28, 2006, the Fund had a voluntary expense limitation in place of 0.05%. This voluntary expense limitation may be discontinued at any time.

          The Trust has adopted a Retirement Plan (the “Plan”), for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, each Trustee is required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with the Manager for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the Plan. In addition, two former other Trustees elected to receive a lump sum payment under the Plan. At February 28, 2006, $11,452 was accrued in connection with the Plan.

          The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

Institutional Enhanced Portfolio 2006 Semi-Annual Report	25

Notes to Financial Statements (unaudited) (continued)

3. Investments

During the six months ended February 28, 2006, the aggregate cost of purchases, maturities and proceeds from sales of investments were as follows:

Purchases	$211,476,776

Sales	246,523,457

          At February 28, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,013
Gross unrealized depreciation	(620,296)

Net unrealized depreciation	$(618,283)

4. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Portfolio’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pur-

26	Institutional Enhanced Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

suant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

          The order also required that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Portfolio’s Board selected a new transfer agent for the Portfolio. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

          This Portfolio is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore has not received and will not receive any portion of the distributions.

5. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGMI and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 4. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

6. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”), each an affiliate of the Manager, that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Sections 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The

Institutional Enhanced Portfolio 2006 Semi-Annual Report	27

Notes to Financial Statements (unaudited) (continued)

notification is a result of an industry wide inspection undertaken by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          Although there can be no assurance, SBFM and SBAM believe that this matter is not likely to have a material adverse effect on the Fund or SBFM’s and SBAM’s ability to perform investment management services relating to the Fund.

28	Institutional Enhanced Portfolio 2006 Semi-Annual Report

Board Approval of Management Agreement (unaudited)

On December 1, 2005, Citigroup Inc. completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), which includes the Manager, to Legg Mason, Inc. in exchange for the broker-dealer and investment banking businesses of Legg Mason and certain other considerations (the “Transaction”). The consummation of the Transaction resulted in the automatic termination of the Portfolio’s management agreement in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”).

          Prior to the closing of the Transaction, the Portfolio’s Board approved a new management agreement between the Portfolio and the Manager (the “New Management Agreement”) and authorized the Portfolio officers to submit the New Management Agreement to Investors for their approval. Portfolio investors were sent notice of the meeting in September, 2005. Investors also received information that included the factors the Board considered in approving the New Management Agreement. These factors are set forth below.

          While investor approval of the New Management Agreement was being sought, the Portfolio’s Board, at a meeting held in person on November 21, 2005 and as discussed in more detail below, approved an interim management agreement for the Portfolio. The interim management agreement took effect upon the closing of the Transaction and continued in effect until investor approval of the New Management Agreement was obtained. This approval was obtained on December 27, 2005. The factors considered by the Portfolio’s Board in approving the interim management agreement also are set forth below.

          On July 11, 2005, members of the Board discussed with CAM management and certain senior Legg Mason representatives the Transaction and Legg Mason’s general plans and intentions regarding the Portfolio, including the preservation, strengthening and growth of CAM’s business and its combination with Legg Mason’s business. Among other things, the Board Members also inquired about the plans for and anticipated roles and responsibilities of certain CAM employees and officers after the Transaction.

          At a meeting held in person on August 7, 2005, the Portfolio’s Board, including a majority of the Board Members who are not “interested persons” of the Portfolio or the Manager as defined in the 1940 Act (the “Independent Board Members”), approved the New Management Agreement. To assist the Board in its consideration of the New Management Agreement, Legg Mason provided materials and information about Legg Mason, including its financial condition and asset management capabilities and organization, and CAM provided materials and information about the Transaction between Legg Mason and Citigroup. Representatives of CAM and Legg Mason and/or Western Asset Management and its affiliates (“Western Asset”) also made presentations to and responded to questions from the Board. The Independent Board Members, through their independent legal counsel, also requested and received additional information from CAM and Legg Mason in connection with their consideration of the New Management Agreement. The additional information was provided in advance of and at the August meeting. After the presentations and after reviewing the written materials provided, the Independent Board Members met in executive session with their counsel to consider the New Management Agreement.

          The Independent Board Members conferred separately and with their counsel about the Transaction on a number of occasions, including in connection with the July and August meetings.

Institutional Enhanced Portfolio	29

Board Approval of Management Agreement (unaudited) (continued)

          In their deliberations concerning the New Management Agreement, among other things, the Board Members considered:

          (i) the automatic termination of the current management agreement upon completion of the Transaction and the need for continuity of services provided under the current management agreement;

          (ii) the reputation, financial strength and resources of Legg Mason and its investment advisory subsidiaries;

          (iii) that, following the Transaction, CAM will be part of an organization focused on the asset management business;

          (iv) that Legg Mason and its wholly-owned subsidiary, Western Asset, are experienced and respected asset management firms, and that Legg Mason has advised the Board Members that (a) it intends to combine the fixed income investment operations (including money market fund operations) of CAM with those of Western Asset and may also wish to combine other CAM operations with those of other Legg Mason subsidiaries; (b) after the closing of the Transaction, it will take steps to combine the investment management operations of Western Asset with the fixed income operations of the Manager, which, among other things, may involve Western Asset and the Manager sharing common systems and procedures, employees (including portfolio managers), investment and trading platforms, and other resources; (c) it is expected that these combination processes will result in changes to portfolio managers or portfolio management teams for a number of the CAM funds, subject to Board consent and appropriate notice to investors, and that, in other cases, the current portfolio managers or portfolio management teams will remain in place; and (d) in the future, it may recommend that Western Asset or other Legg Mason subsidiaries be appointed as the adviser or subadviser to some or all of the CAM funds, subject to applicable regulatory requirements;

           (v) that CAM management had advised the Board that a number of portfolio managers and other key CAM personnel would be retained after the closing of the Transaction;

          (vi) that CAM management and Legg Mason have advised the Board that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Portfolio and their shareholders by the Manager, including compliance services;

          (vii) that under the Transaction Agreement, Citigroup and Legg Mason have agreed not to take any action that is not contemplated by the Transaction or fail to take any action that to their respective knowledge would cause any of the requirements of Section 15(f) of the 1940 Act not to be met;

          (viii) the assurances from Citigroup and Legg Mason that, for a three-year period following the closing of the Transaction, Citigroup-affiliated broker-dealers will continue to offer the Portfolio as an investment product, and the potential benefits to Portfolio investors from this and other third-party distribution access;

          (ix) the potential benefits to Portfolio investors from being part of a combined fund family with Legg Mason-sponsored funds, including possible economies of scale and access to investment opportunities;

30	Institutional Enhanced Portfolio

Board Approval of Management Agreement (unaudited) (continued)

          (x) that Citigroup and Legg Mason would derive certain benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

          (xi) the potential effects of regulatory restrictions on the Portfolio if Citigroup-affiliated broker-dealers remain principal underwriters of the Portfolio after the closing of the Transaction;

          (xii) the fact that the Portfolio’s total advisory and administrative fees will not increase by virtue of the New Management Agreement, but will remain the same;

          (xiii) the terms and conditions of the New Management Agreement, including the differences from the current management agreement, and the benefits of a single, uniform form of agreement covering these services;

          (xiv) that the Portfolio would not bear the costs of obtaining shareholder approval of the New Management Agreement;

          (xv) that Citigroup and Legg Mason were negotiating a license arrangement that would permit the Portfolio to maintain its current name for some agreed upon time period after the closing of the Transaction; and

          (xvi) that the Board had recently performed a full annual review of the current management agreement as required by the 1940 Act.1 In that regard, the Board’s deliberations concerning the New Management Agreement reflected its prior evaluation of relevant factors, including the nature, quality and extent of services provided, costs of services provided, profitability, fall-out benefits, fees and economies of scale and investment performance considered in connection with the approval of the current management agreement and its determination that information provided by CAM and Legg Mason management prior to and at the August meeting supported the continued appropriateness of such conclusions with respect to the New Management Agreement.

          No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the New Management Agreement, and each Board Member attributed different weight to the various factors. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board also discussed the New Management Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In light of all of the foregoing, the Board approved the New Management Agreement and authorized the Portfolio’s officers to submit the New Management Agreement to shareholders for their approval.

          A condition to the closing of the Transaction required that new management agreements to be approved by CAM advisory clients representing a substantial majority of investment management revenues. This condition was satisfied and the Transaction closed on December 1, 2005, prior to approval of the Portfolio’s New Management Agreement having been obtained. As noted above, prior to the closing of the Transaction, the Portfolio’s Board, at a meeting held in person on November 21, 2005, approved an interim management agreement for the Portfolio.

[1]	The Board’s deliberations in connection with that review were disclosed in the Fund’s annual report, a copy of which is available upon request.

Institutional Enhanced Portfolio	31

Board Approval of Management Agreement (unaudited) (continued)

          In their deliberations concerning the interim management agreement, the Board Members considered that, as discussed in detail above, within the past year the Board had performed a full annual review of the current management agreement and had approved the New Management Agreement, subject to investor approval. In that regard, the Board, in its deliberations concerning the interim management agreement, met with senior representatives of CAM and Legg Mason to receive a status report on Legg Mason’s plans and intentions regarding CAM’s business and its combination with Legg Mason, including its plans for Portfolio’s portfolio management. On the basis of that report, the Board determined that its evaluation of relevant factors, including the nature, quality and extent of services provided, costs of services provided, profitability, fall out benefits, fees and economies of scale and investment performance and conclusions with respect thereto in connection with its approval of the New Management Agreement would apply to the interim agreement. However, the Board gave greatest weight to the imminent automatic termination of the current management agreement upon the completion of the Transaction and the need for continuity of the services provided thereunder pending investor approval of the New Management Agreement.

          In accordance with Rule 15a-4 under the 1940 Act, which regulates the use of interim management agreements, the interim management agreement for the Portfolio had a term no longer than 150 days. The terms of the interim management agreement approved by the Board were the same as those of the Portfolio’s management agreement that was in effect prior to the closing of the Transaction, differing only as to the effective date, the termination date and certain additional provisions required by law. Management fees paid under the interim agreement were to be held in escrow and not paid to the Manager until investors approved the New Management Agreement. By the terms of the interim management agreement, if investors did not approve the New Management Agreement, the management fees held in escrow were to be disbursed in accordance with applicable law.

32	Institutional Enhanced Portfolio

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Investors

On December 27, 2005, a Special Meeting of Investors was held for the following purposes: 1) to approve a new management agreement and 2) to elect Trustees. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each matter voted on at the Special Meeting of Investors.*

1. Approval of New Management Agreement

Voted For (%)**	Authority Withheld (%)	Abstentions (%)	Broker Non-Votes

100	0	0	N/A

2. Election of Trustee Nominees

Nominees	Votes For (%)	Authority Withheld (%)	Abstentions (%)	Broker Non-Votes

Elliot J. Berv	98	2	0	N/A
Donald M. Carlton	98	2	0	N/A
A. Benton Cocanougher	98	2	0	N/A
Mark T. Finn	98	2	0	N/A
Stephen Randolph Gross	98	2	0	N/A
Diana R. Harrington	98	2	0	N/A
Susan B. Kerley	98	2	0	N/A
Alan G. Merten	98	2	0	N/A
R. Richardson Pettit	98	2	0	N/A
R. Jay Gerken	98	2	0	N/A

*

Investment companies that are investors in the Portfolio voted for each item in proportion to votes cast by the shareholders of such investment companies at special meetings of the shareholders of such investment companies.

**	Investors in the Portfolio vote on the basis of the percentage of beneficial interests of the Portfolio that they own.

Institutional Enhanced Portfolio	33

(This page intentionally left blank.)

CitiSM Institutional
Enhanced Income Fund

TRUSTEES
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA
Chairman
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

OFFICERS
R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino
Chief Financial Officer
and Treasurer

Ted P. Becker
Chief Compliance Officer

John Chiota
Chief Anti-Money Laundering
Compliance Officer

Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and Chief Legal Officer

INVESTMENT MANAGER
(OF INSTITUTIONAL
ENHANCED PORTFOLIO)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

TRANSFER AGENTS
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

CUSTODIAN
State Street Bank and Trust Company

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, NY 10154

LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

CitiFunds Institutional Trust
CitiSM Institutional Enhanced Income Fund

The Fund is a separate investment Fund of CitiFunds Institutional Trust, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the
Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in
Washington D.C., and information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call
1-800-625-4554.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ending June 30 of each year and a description of the policies and procedures that the fund uses to determine how to vote proxies related to portfolio transactions is available
(1) without charge, upon request, by calling 1-800-625,4554, (2) on each
Fund’s website at www.leggmason.com/InvestorServices and (3) on the
SEC’s website at www.sec.gov.

This report is submitted
for the general information
of the shareholders of
CitiSM Institutional
Enhanced Income Fund.

This report must be preceded
or accompanied by a free
prospectus. Investors should
consider the Fund’s
investment objective, risks,
charges and expenses
carefully before investing.
The prospectus contains this
and other important
information about the Fund.
Please read the prospectus
carefully before investing.

©2006 Legg Mason Investor
Services, LLC
Member NASD, SIPC

CFS/Ins. EN/206          06-9846

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a) Not applicable.
(b) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Institutional Portfolio

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Institutional Portfolio

Date: May 8, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Institutional Portfolio

Date: May 8, 2006

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Institutional Portfolio

Date: May 8, 2006